Subsequent Events	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

On November 2, 2021, the owners of ValuCorp Inc. (“ValuCorp”), a business valuation firm, formed a new company MSG Development Corp. (“MSG”) and transferred most of the assets of ValuCorp to MSG. The Company entered into an exchange agreement (“Agreement”) whereby the Company received 100% of the outstanding shares of MSG in exchange for 75,000 shares of common stock of the Company. 50,000 shares of the Company’s common stock were issued in December 2021 and four annual installments of 6,250 shares are due over the next four years.

MSG’s assets were less than 20% of the value of the Company’s assets and the Company’s investment in MSG is less than 20% of the Company’s market value. Furthermore, the revenue and operating income of MSG’s predecessor, ValuCorp, for the prior two years, is less than 20% of the revenue and operating income of the Company. Upon evaluation of the components of the business combination, including the relative voting rights in the combined entity, the composition of the governing body and senior management of the combined entity, the relative size of each entity and the terms of the exchange of equity interests, the Company recorded the transaction in the third quarter of fiscal 2022 as a purchase.

The following table summarizes the value of the consideration for MSG and the amounts of the assets acquired in conjunction with the Agreement. MSG had no liabilities.

Total consideration: 75,000 shares of common stock of the Company	$750,000

Recognized amounts of identifiable assets acquired:
Professional practice goodwill	$570,000
Technology-related intangibles	37,500
Marketing-related intangibles	15,000
Computer-related intangibles	50,250
Customer-related intangibles	17,250
Contract-related intangibles	30,000
Human capital and artistic-related intangibles	30,000
Total identifiable net assets	$750,000

The fair value of the common shares issued as the consideration for MSG was determined by the most recent (the prior day’s) closing price of the Company’s common shares at the time the shares were issued.

In November 2021, the Company received notice that an SBA loan (see Note 5 the “May Loan”) was forgiven in its entirety.

In November 2021, the Company issued 46,300 shares of its common stock as stock-based compensation.

In December 2021, the company issued 50,000 shares of its common stock in conjunction with the purchase of a ten percent interest in Caesar Media Group, Inc., a marketing and technology solutions provider.

The Company evaluated subsequent events through the date these financial statements were available to be issued. There were no material subsequent events that required recognition or additional disclosure in these financial statements.

12. Subsequent Events

The Company evaluated subsequent events through the date these financial statements were available to be issued.

On June 2, 2021, the Company loaned $50,000 to a related party. The unpaid principal balance on the note is subject to an interest rate of 5% per annum and matures on June 2, 2022.

On June 30, 2021, the Company loaned $50,000 to a related party. The unpaid principal balance on the note is subject to an interest rate of 8% per annum and matures on June 30, 2022.

In July 2021, the Company issued 361,736 shares of its common stock as payment of $3,523,462 of supplemental consideration that was owed to its affiliate, Netcapital Systems Inc. The 361,736 shares of common stock include an aggregate of 32,458 shares of common stock, that paid off liabilities totaling $316,130, that were made to a company controlled by a member of the board of managers of Netcapital Systems LLC and to an individual manager.

In July 2021, the Company completed an offering for gross proceeds of $1,592,400 in conjunction with the sale of restricted shares of common stock at a price of $9.00 per share. A total of 176,934 shares of common stock were issued.

NETCAPITAL INC.

Condensed Consolidated Balance Sheets

Assets:	(Unaudited) October 31, 2021	(Audited) April 30, 2021
Cash and cash equivalents	$940,966	$2,473,959
Accounts receivable net	2,149,674	1,356,932
Receivable from bank	212,252	—
Prepaid expenses	177,940	653,861
Total current assets	3,480,832	4,484,752

Deposits	6,300	6,300
Notes receivable - related parties	130,000	—
Purchased technology	14,803,954	14,803,954
Investment in affiliate	240,080	122,914
Equity securities at fair value	9,623,753	6,298,008
Total assets	$28,284,919	$25,715,928

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable
Trade	$357,623	$308,506
Related party	320,224	3,843,686
Accrued expenses	316,285	306,308
Stock subscription payable	219,900	1,199,996
Deferred revenue	670	622
Interest payable	185,650	116,483
Deferred tax liability, net	1,054,000	433,000
Related party debt	22,860	22,860
Secured note payable	1,000,000	1,000,000
Current portion of SBA loans	2,518,965	1,885,800
Loan payable - bank	34,324	34,324
Demand notes payable	—	—
Total current liabilities	6,030,501	9,151,585

Long-term liabilities:
Long-term SBA loans, less current portion	1,752,635	2,385,800
Total Liabilities	7,783,136	11,537,385

Commitments and contingencies	—	—

Stockholders’ equity:
Common stock, $.001 par value; 900,000,000 shares authorized, 2,719,310 and 2,178,766 shares issued and outstanding	2,719	2,178
Capital in excess of par value	20,308,432	15,168,987
Retained earnings (deficit)	190,632	(992,622)
Total stockholders’ equity	20,501,783	14,178,543
Total liabilities and stockholders’ equity	$28,284,919	$25,715,928

See Accompanying Notes to the Consolidated Financial Statements

NETCAPITAL INC.

Condensed Consolidated Statements of Operations

 (Unaudited)

	Six Months Ended October 31, 2021	Six Months Ended October 31, 2020	Three Months Ended October 31, 2021	Three Months Ended October 31, 2020

Revenues	$1,825,009	$2,493,486	$1,199,822	$731,164
Costs of services	46,080	714,224	17,775	283,205
Gross profit	1,778,929	1,779,262	1,182,047	447,959

Costs and expenses:
Consulting expense	365,635	5,085	183,030	3,094
Marketing	43,826	8,782	22,000	4,681
Rent	22,611	26,798	10,481	12,719
Payroll and payroll related expenses	1,791,655	1,556,242	730,296	338,744
General and administrative costs	956,422	75,500	561,370	34,361
Total costs and expenses	3,180,149	1,672,407	1,507,177	393,599
Operating income (loss)	(1,401,220)	106,855	(325,130)	54,360

Other income (expense):
Interest expense	(70,271)	(23,564)	(35,026)	(13,281)
Unrealized gain on equity securities	3,275,745	—	—	—
Total other income (expense)	3,205,474	(23,564)	(35,026)	(13,281)
Net income before taxes	1,804,254	83,291	(360,156)	41,079
Income tax provision (benefit)	621,000	22,398	(86,000)	11,057
Net income	$1,183,254	$60,893	$(274,156)	$30,022

Basic earnings per share	$0.48	$0.15	$(0.10)	$0.07
Diluted earnings per share	$0.47	$0.15	$(0.10)	$0.07

Weighted average number of common shares outstanding:
Basic	2,462,251	415,726	2,718,383	415,815
Diluted	2,497,808	415,726	2,718,383	415,815

See Accompanying Notes to the Consolidated Financial Statements

NETCAPITAL INC.

Statements of Changes in Stockholders’ Equity (Unaudited)

For the Six Months Ended October 31, 2021 and the Years Ended April 30, 2021 and 2020

	Common Stock		Capital in Excess of	Retained Earnings	Total
	Shares	Amount	Par Value	(Deficit)	Equity
Balance, April 30, 2019	377,685	$378	$2,201,497	$(3,067,133)	$(865,258)
Q1 stock-based compensation	1,406	1	19,687	—	19,688
Net income, July 31, 2019	—	—	—	24,475	24,475
Balance, July 31, 2019	379,091	379	2,221,184	(3,042,658)	(821,095)

Q2 stock-based compensation	37,656	38	917,305	—	917,343
Net income, October 31, 2019	—			542,451	542,451
Balance, October 31, 2019	416,747	417	3,138,489	(2,500,207)	638,699

Q3 stock-based compensation	156	—	1,500	—	1,500
Net income, January 31, 2020	—	—	—	595,174	595,174
Balance, January 31, 2020	416,903	417	3,139,989	(1,905,033)	1,235,373

Q4 stock-based compensation	156	—	1,032	—	1,032
Net loss, April 30, 2020	—	—	—	(557,249)	(557,249)
Balance, April 30, 2020	417,059	417	3,141,021	(2,462,282)	679,156

Q1 stock-based compensation	156	—	1,406	—	1,406
Net income, July 31, 2020	—	—	—	30,871	30,871
Balance, July 31, 2020	417,215	417	3,142,427	(2,431,411)	711,433

Q2 stock-based compensation	2,240	2	18,555	—	18,557
Net income, October 31, 2020	—	—	—	30,022	30,022
Balance, October 31, 2020	419,455	419	3,160,982	(2,401,389)	760,012

Shares issued to acquire funding portal	1,666,360	1,666	11,329,582	—	11,331,248
Return of shares of common stock	(5,000)	(5)	5	—	—
Q3 stock-based compensation	937	1	6,239	—	6,240
Net income, January 31, 2021	—	—	—	42,642	42,642
Balance, January 31, 2021	2,081,752	2,081	14,496,808	(2,358,747)	12,140,142

Q4 stock-based compensation	95,937	96	657,180	—	657,276
Shares issued for debt settlement	1,077	1	14,999	—	15,000
Net income, April 30, 2021				1,366,125	1,366,125
Balance, April 30, 2021	2,178,766	2,178	15,168,987	(992,622)	14,178,543

Q1 stock-based compensation	937	2	14,054	—	14,056
Sale of common stock	176,934	176	1,592,219		1,592,395
Shares issued to acquire funding portal	361,736	362	3,523,100		3,523,462
Net income, July 31, 2021	—	—	—	1,457,410	1,457,410
Balance, July 31, 2021	2,718,373	2,718	20,298,360	464,788	20,765,866

Q2 stock-based compensation	937	1	10,072	—	10,073
Net loss, October 31, 2021				(274,156)	(274,156)
Balance, October 31, 2021	2,719,310	$2,719	$20,308,432	$190,632	$20,501,783

See Accompanying Notes to the Consolidated Financial Statements

NETCAPITAL INC.

Condensed Consolidated Statements of Cash Flows

(Unaudited)

	Six Months Ended October 31, 2021	Six Months Ended October 31, 2020
OPERATING ACTIVITIES
Net income	$1,183,254	$60,893
Adjustment to reconcile net income to net cash used in operating activities:
Stock-based compensation	483,067	259,909
Non-cash revenue from the receipt of equity	(50,000)	(2,314,532)
Unrealized gain on equity securities	(3,275,745)	—
Changes in deferred taxes	621,000	22,398
Changes in non-cash working capital balances:
Accounts receivable	(792,742)	(40,671)
Receivable from bank	(212,252)	—
Prepaid expenses	16,983	(5,166)
Accounts payable and accrued expenses	59,094	30,515
Deferred revenue	48	4,851
Accrued interest payable	69,167	40,791
Net cash used in operating activities	(1,898,126)	(1,941,012)

INVESTING ACTIVITIES
Loans to affiliates	(130,000)	—
Investment in affiliate	(117,166)	—
Net cash used in investing activities	(247,166)	—

FINANCING ACTIVITIES
Proceeds from SBA loans	—	2,385,800
Proceeds from stock subscriptions	612,299	—
Net cash provided by financing activities	612,299	2,385,800

Net increase (decrease) in cash	(1,532,993)	444,788
Cash and cash equivalents, beginning of the period	2,473,959	11,206
Cash and cash equivalents, end of the period	$940,966	$455,994

Supplemental disclosure of cash flow information:
Cash paid for taxes	$—	$—
Cash paid for interest	$1,110	$1,113

Supplemental Non-Cash Financing Information:
Common stock issued to reduce related party payable	$3,523,462	$—

See Accompanying Notes to the Consolidated Financial Statements

NETCAPITAL INC.

Notes To Condensed Consolidated Financial Statements (Unaudited)